Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Options

The summary of the Company’s Plans as of September 30, 2025, and changes during the period then ended are presented as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2024	9,434,378	$0.11
Granted	826,147	0.20
Exercised	(4,372,520)	0.10		$526
Forfeited	(24,468)	0.18
Expired	(110.971)	0.18
Outstanding, September 30, 2025	5,752,566	$0.13	6.02	$9,808
Exercisable, September 30, 2025	5,752,566	$0.13	6.02	$9,808

The summary of the Company’s 2018 Plan as of December 31, 2024 and 2023, and changes during the period then ended are presented as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2023	8,554,312	$0.10
Granted	1,136,840	0.18
Exercised™	(4,857)	0.08		$1
Forfeited	(185,641)	0.18
Expired	(56,274)	0.11
Outstanding, December 31, 2024	9,434,381	$0.11	5.82	$824
Exercisable, December 31, 2024	7,656,233	$0.10	5.09	$792

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2022	6,897,082	$0.08
Granted	2,867,732	0.18
Exercised	(943,397)	0.16		$368
Forfeited	(166,857)	0.18
Expired	(110,248)	0.11
Outstanding, December 31, 2023	8,544,312	$0.10	6.51	$658
Exercisable, December 31, 2023	6,860,445	$0.08	5.81	$656

Schedule of the Company’s Unvested Options

The summary of the Company’s unvested options as of December 31, 2024 and 2023, and changes during the period then ended are presented as follows:

	Options	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2023	1,123,638	$0.28
Granted	2,867,732	0.18
Forfeited	(166,857)	0.31
Vested	(2,140,645)	0.25
Non-vested options, December 31, 2023	1,683,867	$0.15
Granted	1,136,840	0.07
Forfeited	(185,641)	0.08
Vested	(856,919)	0.13
Non-vested options, December 31, 2024	1,778,148	$0.11

Schedule of Fair Value of Options Granted Based on Assumptions

The weighted average grant date fair value of options granted during the nine months ended September 30, 2025 was $2.02 per share based on the following assumptions used in the Black-Scholes option pricing model:

September 30, 2025

Expected volatility	29.9% to 31.9%
Expected dividend yield	-%
Expected term (in years)	5.0 to 6.0
Risk-free interest rate	4.0% to 4.1%
The fair value of the options granted during 2024 and 2023 and the related assumptions used in the Black-Scholes option model used to value the options granted were as follows:
	2024	2023
Risk-free interest rate	3.7% to 4.3%	3.8% to 4.4%
Expected volatility of stock	32.3% to 32.9%	32.1% to 39.1%
Dividend yield	N/A	N/A
Expected option life (years)	5.1 to 6.1	5.0 to 6.0
Weighted-average fair value per share	$0.07	$0.18